UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	10/23/2012
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total:   111,156X 1000
					           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1013 8235.000 SH       SOLE                 8135.000           100.000
APPLE INC                      COM              037833100     3024 4533.000 SH       SOLE                 4383.000           150.000
AT&T Inc.                      COM              00206R102      988 26200.000SH       SOLE                26100.000           100.000
BANK OF AMERICA CORP           COM              060505104     1228 139070.000SH      SOLE               139070.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     1593   12.000 SH       SOLE                   12.000
BOSTON BEER COMPANY INC-A      COM              100557107     1705 15225.000SH       SOLE                15225.000
CATERPILLAR INC DEL COM        COM              149123101      904 10500.000SH       SOLE                10300.000
CHESAPEAKE ENERGY CORP         COM              165167107      661 35000.000SH       SOLE                35000.000
CITIGROUP                      COM              172967101      675 20600.000SH       SOLE                20600.000
COMERICA INC COM               COM              200340107      710 22850.000SH       SOLE                22850.000
CONOCOPHILLIPS                 COM              20825C104      892 15586.000SH       SOLE                15546.000            40.000
COVENTRY HEALTH CARE INC       COM              222862104     1251 30000.000SH       SOLE                30000.000
DOMINOS PIZZA INC              COM              25754A201     4147 110000.000SH      SOLE               110000.000
ENERGEN CORP                   COM              29265N108     1049 20000.000SH       SOLE                20000.000
ENSCO PLC                      COM              G3157S109      958 17556.000SH       SOLE                17556.000
EXXON MOBIL CORP COM           COM              30231G102      819 8952.000 SH       SOLE                  652.000          8300.000
FANNIE MAE                     COM              313586109        6 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        4 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100      790 50907.000SH       SOLE                50907.000
FLAGSTAR BANCORP INC           COM              337930101       24 21000.000SH       SOLE                21000.000
FORD MOTOR COMPANY             COM              345370860      538 54500.000SH       SOLE                54500.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1584 40015.000SH       SOLE                39375.000           140.000
GAMESTOP CORP CLASS A          COM              36467W109     1085 51650.000SH       SOLE                50900.000
GENERAL ELEC CO COM            COM              369604103     1638 72107.315SH       SOLE                70732.315           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1308 11500.000SH       SOLE                11500.000
GOOGLE                         COM              38259P508     1159 1535.000 SH       SOLE                 1535.000
IMAGING DIAGNOSTIC SYSTEMS INC COM              45244W100        1 100000.000SH      SOLE               100000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100      668 5000.000 SH       SOLE                 5000.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      675 3250.000 SH       SOLE                 3250.000
LAS VEGAS SANDS CORP           COM              517834107      963 20750.000SH       SOLE                20750.000
LEAR CORPORATION               COM              521865105      756 20000.000SH       SOLE                20000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      659 85600.000SH       SOLE                85600.000
MEDTRONIC INC COM              COM              585055106     1753 40650.000SH       SOLE                40500.000           150.000
MERCK & CO INC COM             COM              58933Y105     1217 26972.000SH       SOLE                26787.000           185.000
MGM RESORTS INTERNATIONAL      COM              552953101     2041 189800.000SH      SOLE               138450.000         51350.000
MICROSOFT CORP COM             COM              594918104      849 28525.000SH       SOLE                28275.000           250.000
MOSAIC COMPANY                 COM              61945C103     1009 17500.000SH       SOLE                17500.000
NOBLE CORP                     COM              H5833N103     1432 40000.000SH       SOLE                30000.000         10000.000
PARKER HANNIFIN CORP           COM              701094104      836 10000.000SH       SOLE                10000.000
QUALCOMM INC                   COM              747525103      781 12500.000SH       SOLE                12500.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     1091 25150.000SH       SOLE                25000.000           150.000
WALTER ENERGY INC              COM              93317Q105     1028 31650.000SH       SOLE                31650.000
WMS INDUSTRIES INC             COM              929297109     1659 101250.000SH      SOLE                71250.000         30000.000
ZIMMER HOLDINGS INC            COM              98956P102     1356 20050.000SH       SOLE                20050.000
ENERGY SELECT SPDR                              81369Y506      313     4250 SH       SOLE                     4250
INDUSTRIAL SELECT SPDR                          81369Y704      852    23300 SH       SOLE                                      23300
MATERIALS SELECT SPDR                           81369Y100     1492    40525 SH       SOLE                      525             40000
PWERSHARES DYNAMIC ENERGY                       73935X385      530    12500 SH       SOLE                                      12500
RUSSELL 1000 INDEX                              464287622    11714   147377 SH       SOLE                    19102            128275
RUSSELL 1000 VALUE INDEX FUND                   464287598     2537    35140 SH       SOLE                    34360               780
RUSSELL 2000 SMALL CAP INDEX F                  464287655     2044    24485 SH       SOLE                     8955             15530
RUSSELL 3000 INDEX FUND                         464287689     4265    50265 SH       SOLE                      265             50000
RUSSELL MIDCAP INDEX FUND                       464287499     4284    38679 SH       SOLE                    27924             10755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     1919    39374 SH       SOLE                    12874             25750
S&P MIDCAP 400                                  464287507      383     3875 SH       SOLE                     3875
S&P MIDCAP 400/BARRA VALUE                      464287705      484     5683 SH       SOLE                     5683
SPDR DOWN JONES INDL AVG                        78467X109    13674   102000 SH       SOLE                     2000            100000
SPDR OIL & GAS EQUIP & SERV                     78464A748     1020    30000 SH       SOLE                                      30000
SPDR S&P OIL & GAS EXP &PR                      78464A730     1393    25000 SH       SOLE                                      25000
DFA U.S. LARGE CAP VALUE FUND                   233203827    13637 612036.019SH      SOLE                38701.655        570878.672
DFA U.S. SMALL CAP VALUE FUND                   233203819     2120 79133.851SH       SOLE                27056.444         51085.421
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